Business and segmental reporting - Companys revenue contribution (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Business and segmental reporting
Number of operating segments | segment	1
Revenues	$ 220,057,606	$ 230,042,240	$ 210,179,181
Charterer A [Member]
Business and segmental reporting
Revenues	26,759,247		27,025,590
Concentration Risk, Percentage		10.00%
Voyage Charters [Member]
Business and segmental reporting
Revenues	206,350,782	$ 218,969,349	193,679,937
Time charters [Member]
Business and segmental reporting
Revenues	13,696,635	10,974,608	2,453,062
Pooling Arrangements [Member]
Business and segmental reporting
Revenues	$ 10,189	$ 98,283	$ 14,046,182